Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
Interest income	₩ 502,147	₩ 247,005	₩ 292,243
Dividend income	50,146	39,383	74,451
Gain on foreign currency transactions	1,660,713	2,284,126	1,079,939
Gain on foreign currency translations	292,581	703,627	298,452
Gain on derivatives transactions	333,197	840,265	402,171
Gain on valuations of derivatives	201,133	262,723	370,780
Gain on disposals of financial assets at fair value through profit of loss	203,795	256,016	20,070
Gain on valuations of financial assets at fair value through profit or loss	572,154	98,359	101,717
Gain on valuations of financial liabilities at fair value through profit or loss	0	85,790	54,057
Others	14,880	16,717	36,230
Finance income	3,830,746	4,834,011	2,730,110
Finance costs
Interest expenses	(1,001,290)	(607,458)	(439,826)
Loss on foreign currency transactions	(1,595,430)	(2,505,862)	(985,179)
Loss on foreign currency translations	(705,866)	(969,215)	(554,910)
Loss on derivatives transactions	(320,374)	(690,471)	(496,798)
Loss on valuations of derivatives	(77,459)	(193,127)	(101,198)
Loss on disposals of trade accounts and notes receivable	(84,649)	(64,244)	(17,769)
Loss on disposals of financial assets at fair value through profit or loss	(13,264)	(18,245)	(7,951)
Loss on valuations of financial assets at fair value through profit or loss	(51,270)	(698,136)	(113,810)
Loss on valuations of financial liabilities at fair value through profit or loss	(305,562)	0	0
Others	(47,832)	(57,708)	(47,734)
Finance costs	₩ (4,202,996)	₩ (5,804,466)	₩ (2,765,175)